OTHER ASSETS - THIRD PARTIES - Additional (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jan. 01, 2015
OTHER ASSETS - THIRD PARTIES
Counter Veiling Duty Percentage			11.97%	11.97%	4.22%	4.22%				20.94%	12.67%	20.94%	12.70%	20.94%	20.94%	10.64%
Reversal Of Refundable Deposits	$ 23,500		$ 40	¥ 230	$ 400	¥ 2,600	$ 32,500	¥ 230,100	¥ 153,300					$ 30,500	¥ 209,500
Discounting impact recorded as cost of sales	$ 2,810	¥ 19,300